Royalties, mining and income tax, and deferred tax	12 Months Ended
Dec. 31, 2025
Mining and income tax
Royalties, mining and income tax, and deferred tax	11. Royalties, mining and income tax, and deferred tax

Significant accounting judgements and estimates
The Group, directly and indirectly, is subject to income tax in South Africa, Zimbabwe, the United Kingdom (UK), France, Finland, Australia,
India, Mexico, South Korea and the US. Significant judgement is required in determining the liability for income tax due to the complexity of legislation. During the ordinary course of business, transactions and calculations may occur for which the ultimate tax determination is uncertain. The Group recognises liabilities for anticipated tax audit issues based on the best estimates of whether additional taxes will be due. The Group reassesses its judgements and estimates if facts and circumstances change. To the extent required, these transactions are disclosed in accordance with management's probability assessment. Where the facts and circumstances change or when the final tax outcome of these matters are different from the amounts that were initially recorded, such differences will impact the income tax and deferred tax provisions in the period in which such determination is made.
The Group recognises the net future tax benefit related to deferred tax assets to the extent that it is probable that the deductible temporary differences will reverse in the foreseeable future. Assessing the recoverability of deferred tax assets requires the Group to make significant estimates related to expectations of future taxable income. Estimates of future taxable income are based on forecast cash flows from operations and the application of existing tax laws. To the extent that future cash flows and taxable income differ significantly from estimates, the ability of the Group to realise the net deferred tax assets recorded at the reporting date could be impacted.
The Group’s gold mining operations are taxed on a variable rate that increases as the profitability of the operation increases. The deferred tax rate used to calculate deferred tax is based on the current estimate of future profitability when the temporary differences will reverse based on tax rates and laws that have been enacted or substantively enacted at the reporting date. Depending on the profitability of the operations, the deferred tax rate can consequently be significantly different from year to year. Calculating the future profitability of the operations is inherently uncertain and could materially change over time.
Additionally, future changes in tax laws in South Africa, Zimbabwe, the UK, France, Finland, Australia, India, Mexico, South Korea and the
US could limit the ability of the Group to obtain tax deductions in future periods.
Accounting policy
Income tax comprises current and deferred tax. Current tax and deferred tax is recognised in profit or loss except to the extent that it relates to a business combination, or items recognised directly in equity or in other comprehensive income.
Current tax is measured on taxable income at the applicable statutory rate enacted or substantively enacted at the reporting date and is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any.
Deferred tax is provided on temporary differences existing at each reporting date between the tax values of assets and liabilities and their carrying amounts and reflects uncertainty related to income taxes, if any. Enacted and substantively enacted tax rates are used to determine future anticipated effective tax rates which in turn are used in the determination of deferred tax.
These temporary differences are expected to result in taxable or deductible amounts in determining taxable profits for future periods when the carrying amount of the asset is recovered or the liability is settled. The principal temporary differences arise from depreciation of property, plant and equipment, provisions, unutilised capital allowances and tax losses carried forward.
Deferred tax is not recognised for:
•temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination, that affects neither accounting nor taxable profit or loss and at the time of the transaction does not give rise to equal taxable and deductible temporary differences
•temporary differences related to investments in subsidiaries, and interests in associates and joint ventures to the extent that the Group is able to control the timing of the reversal of the temporary differences and it is probable that these will not reverse in the foreseeable future
•taxable temporary differences arising on the initial recognition of goodwill
Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and relate to taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realised simultaneously.
Deferred tax assets relating to the carry forward of unutilised tax losses and/or unutilised capital allowances are recognised to the extent it is probable that future taxable profit will be available against which the unutilised tax losses and/or unutilised capital allowances can be recovered. Deferred tax assets are reviewed at each reporting date and are adjusted if recovery is no longer probable. Unrecognised deferred tax assets are reassessed at each reporting date and recognised to the extent that it has become probable that future taxable profits will be available against which they can be utilised.

11.1 Royalties
Revenue from mineral resources in South Africa are subject to the Mineral and Petroleum Resource Royalty Act 2008 (Royalty Act).
The Royalty Act imposes a minimum 0.5% royalty on refined (mineral resources that have undergone a comprehensive level of beneficiation such as smelting and refining as defined in Schedule 1 of the Royalty Act) and unrefined (mineral resources that have undergone limited beneficiation as defined in Schedule 2 of the Royalty Act) minerals payable to the State. The royalty percentage in respect of refined and unrefined minerals (which includes gold refined to 99.5% and above, and PGMs refined to 99.9%) is calculated by dividing earnings before interest and taxes (EBIT) by the product of 12.5 times, in respect of refined, and 9 times, in respect of unrefined, gross revenue calculated as a percentage, plus an additional 0.5%. EBIT refers to taxable mining income (with certain exceptions such as no deduction for interest payable and foreign exchange gains or losses not relating to the sale of the mineral) before assessed losses but after capital expenditure. A maximum royalty of 5% of mining revenue has been introduced on refined minerals and 7% on unrefined minerals. The Group is also exposed to a royalty tax in Queensland, Australia on sales of Zinc from the Century mine depending on average metal prices. The Group is not exposed to royalty taxes in the US, France and Finland, however the Finnish government has introduced a mineral royalty tax which became effective in 2024. Since the Group does not yet produce minerals from the Keliber operations, no royalties were paid for the years ended 31 December 2024 and 31 December 2025.

Figures in million – SA rand	2025	2024	2023
Current charge	(1,219)	(543)	(1,050)
SA gold royalties	(202)	(115)	(115)
SA PGM royalties	(785)	(212)	(804)
Australian royalties	(232)	(216)	(131)
Prior year royalty tax adjustment	74	—	—
Total royalties	(1,145)	(543)	(1,050)
11.2 Mining and income tax
South African statutory tax rates
Gold mining, mining and non-mining tax
Gold mining tax is determined according to a formula which takes into account the profit and revenue attributable to gold mining operations. Mining taxable income (SA PGM and SA gold) is determined after the deduction of all mining capital expenditure, with the provision that this cannot result in an assessed loss. Capital expenditure amounts not deducted in a particular year are carried forward as unredeemed capital expenditure to be deducted from future mining income. Accounting depreciation is disregarded for the purpose of calculating mining tax. In the gold mining tax formula, the percentage rate of tax payable and the ratio of gold mining profit, after the deduction of redeemable capital expenditure, to gold mining revenue is expressed as a percentage.
Non-mining income consists primarily of interest income, third party gold processing and rental income and was taxed at the South African company tax rate of 27%.
Company tax rate
Companies, other than gold mining companies, are subject to the maximum South African company tax rate of 27%.
US statutory tax rates
The US PGM operations are subject to tax at the statutory tax rate in the states of Montana (6.75%), Pennsylvania (8.49%) and Florida (5.5%)
as well as the federal statutory rate (21%). Effective 1 January 2025, all apportionable income in Montana is apportioned using a single sales factor formula, while it previously used a three-factor apportionment formula. The estimated impact of this change was incorporated in the
Group's mining and income tax provision to the extent appropriate, which includes any related deferred tax impacts. The Recycling operations are subject to tax at the statutory tax rate in the state of Pennsylvania (7.99%), in the state of North Carolina (2.25%) as well as the federal statutory tax rate (21%).
France, Finland and Australia statutory tax rates
Sandouville, Keliber and Century mine are subject to tax at a corporate income tax rate of 25%, 20% and 30%, respectively.
International tax reform - Pillar Two Model Rules exposure
The Organisation for Economic Co-operation and Development (OECD) published the Pillar Two model rules designed to address the tax challenges arising from the digitalisation of the global economy. It is unclear if the Pillar Two model rules will create additional temporary differences, whether it will result in the remeasurement of deferred taxes and which tax rate should be used to measure deferred taxes. The
Group applied the temporary exception issued as part of the amendments to IAS 12 Income Taxes to not recognise or disclose information about deferred tax assets and liabilities related to the proposed Pillar Two model rules.
Pillar Two legislation is enacted or substantively enacted in certain jurisdictions where the Group operates, namely, South Africa, Australia,
Barbados, Canada, France, Finland, Gibraltar, Guernsey, Mauritius, South Korea, the United Kingdom and Zimbabwe and was effective in these jurisdictions for the Group’s financial year beginning 1 January 2025 for purposes of the Income Inclusion Rule (IIR), Undertaxed Profits
Rule (UTPR) and/or Qualified Domestic Minimum Top-up Tax (QDMTT). The Group performed an assessment of the potential exposure arising from Pillar Two legislation for jurisdictions where Pillar Two requirements are effective for the year ended 31 December 2025. Based on the assessment performed by the Group and application of the available transitional safe harbours, there is no impact on mining and income tax for jurisdictions where Pillar Two legislation is effective.
In the remaining jurisdictions where the Group operates, Pillar Two legislation is not yet effective for the year ended 31 December 2025.  The
Group performed an assessment of the potential exposure to Pillar Two income taxes based on the financial information for 2025 and based on the assessment performed, the Pillar Two effective tax rates in all jurisdictions in which the Group operates are above 15%, being the minimum proposed tax rate, or the jurisdiction will meet one of the transitional safe harbours and management is not currently aware of any circumstances under which this might change. Therefore, the Group does not expect a potential significant exposure to Pillar Two top-
up taxes for the year ended 31 December 2025.
Mining and income tax
The components of mining and income tax are as follows:

Figures in million – SA rand	Note	2025	2024	2023
Current tax		(2,418)	(1,418)	(3,178)
Mining tax		(2,075)	(752)	(2,960)
Non-mining tax		(157)	(427)	(370)
Company and withholding tax		(186)	(239)	152
Deferred tax	11.3	(1,910)	(78)	5,594
Deferred tax charge		(1,796)	(333)	6,277
Prior year adjustment		(11)	(109)	43
Deferred tax rate adjustment[1]		(103)	364	(726)
Total mining and income tax		(4,328)	(1,496)	2,416
1The deferred tax rate adjustment in South Africa and the US was:

Figures in million – SA rand	2025	2024	2023
South Africa	(102)	570	(731)
United States	(1)	(206)	5
Deferred tax rate adjustment	(103)	364	(726)
The change in the estimated long-term deferred tax rate at which the temporary differences are expected to reverse as a result of applying the mining tax formula at the
SA gold operations amounted to a deferred tax charge of R102 million for the year ended 31 December 2025 (2024: benefit of R570 million, 2023: charge of R731 million, which included a partial offset resulting from the change in the South African corporate tax rate from 28% to 27% from 1 January 2023)
Reconciliation of the Group’s mining and income tax to the South African statutory company tax rate of 27%.

Figures in million – SA rand	2025	2024	2023
Tax on loss/(profit) before tax at maximum South African statutory company tax rate (27%)	111	1,138	10,758
South African gold mining tax formula rate adjustment	(169)	41	236
US state tax adjustment	24	365	1,121
US statutory tax rate adjustment	(27)	(40)	(2,176)
Non-taxable Section 45X credit	1,670	—	—
Non-deductible amortisation and depreciation	—	—	(2)
Non-taxable dividend received	6	—	1
Non-deductible finance expense	(101)	(320)	(180)
Non-deductible share-based payments	(11)	(7)	(7)
Non taxable gain/(non-deductible loss) on fair value of financial instruments	40	1,196	(101)
Non-taxable gain on acquisition	—	—	243
(Non-deductible loss)/non-taxable gain on foreign exchange differences	(13)	(10)	463
Non-taxable share of results of equity-accounted investees	94	59	(317)
(Non-deductible impairments)/non-taxable reversal of impairments	(13)	—	(2,392)
Non-deductible transaction and project costs	(1,048)	(62)	(158)
Tax adjustment in respect of prior periods	(46)	(81)	10
Net other non-taxable income and non-deductible expenditure	592	(210)	(272)
Change in estimated deferred tax rate	(103)	364	(726)
Unrecognised or derecognised deferred tax assets[1]	(5,334)	(3,929)	(4,085)
Mining and income tax	(4,328)	(1,496)	2,416
Effective tax rate	(1053%)	(36%)	6%
1The amount for the year ended 31 December 2025 relates mainly to unrecognised deferred tax assets at the Stillwater of R1,709 million, Keliber of R2,189 million,
Sandouville of R447 million, Burnstone of R304 million and Cooke of R319 million. The amount for the year ended 31 December 2024 related mainly to unrecognised deferred tax assets at the US PGM operations of R3,503 million and Cooke of R344 million. The amount for the year ended 31 December 2023 related mainly to unrecognised deferred tax assets at Sandouville nickel refinery of R1,358 million, Century of R1,319 million, Burnstone of R436 million, Cooke of R278 million and SGL of
R384 million
11.3 Deferred tax

Figures in million – SA rand	Notes	2025	2024	2023
Included in the statement of financial position as follows:
Deferred tax assets		(2,093)	(2,451)	(1,942)
Deferred tax liabilities		6,470	4,757	4,176
Net deferred tax liabilities		4,377	2,306	2,234
Reconciliation of the deferred tax balance:
Balance at beginning of the year		2,306	2,234	6,918
Deferred tax on acquisition of subsidiaries	16.1	197	—	348
Loss on remeasurement of previous interest in joint operation		—	—	21
Derecognition with deemed disposal of interest in joint operation		—	—	(142)
Deferred tax recognised in profit or loss	11.2	1,910	78	(5,594)
Deferred tax recognised in other comprehensive income		(51)	7	58
Foreign currency translation		15	(13)	625
Balance at end of the year		4,377	2,306	2,234
The detailed components of the net deferred tax liabilities which result from the differences between the amounts of assets and liabilities recognised for financial reporting and tax purposes are:

Figures in million – SA rand	2025	2024	2023
Deferred tax liabilities
Mining assets	14,409	12,821	9,387
Environmental rehabilitation obligation funds	667	888	973
US$ Convertible bond	—	—	349
Other	939	692	939
Gross deferred tax liabilities[1]	16,015	14,401	11,648
Deferred tax assets
Environmental rehabilitation obligation	(1,509)	(1,724)	(1,583)
Occupational healthcare obligation	(105)	(86)	(91)
Other payables and provisions[2]	(2,917)	(2,432)	(2,047)
Derivative financial instrument	—	—	(349)
Financial instruments	—	(307)	(416)
Tax losses and unredeemed capital expenditure	(6,769)	(7,473)	(4,857)
Share-based payment obligation	(338)	(73)	(71)
Gross deferred tax assets[3]	(11,638)	(12,095)	(9,414)
Net deferred tax liabilities	4,377	2,306	2,234
1The aggregate amount of temporary differences associated with investments in subsidiaries, for which no deferred tax liabilities have been recognised under the IAS 12.39 exemption at 31 December 2025, amounts to zero (2024: R956 million and 2023: R811 million)
2This includes other payables such as lease liabilities as well as employee-related liabilities. No deferred tax asset was recognised for the onerous contract provision due to the low probability of future taxable profits for the Sandouville nickel refinery
3The amount of deductible temporary differences, unused tax losses as well as unredeemed capital expenditure for which no deferred tax asset is recognised, amounted to R99,496 million (2024: R87,331 million and 2023: R68,868 million ). The amount of capital losses for which no deferred tax asset was recognised amounted to R7,425 million
(2024: R5,686 million, 2023: R6,157 million). Tax losses are available to be utilised against income generated by the relevant tax entity and do not expire unless the tax entity concerned ceases to operate for a period of longer than one year for the South African operations. Under South African mining tax ring-fencing legislation, each tax entity is treated separately and as such these deductions can only be utilised by the tax entities in which the deductions have been generated. Tax losses are also available to be utilised against income generated by the relevant tax entity in France and Australia and do not expire. In Canada, tax losses expire after 20 years
11.4 Net tax, carbon tax and royalties payable/(receivable)

Figures in million – SA rand	Note	2025	2024	2023
Included in the statement of financial position as follows:
Tax, carbon tax and royalties receivable		(438)	(863)	(973)
Tax, carbon tax and royalties payable		616	342	743
Non-current portion of tax, carbon tax and royalties payable		14	13	64
Current portion of tax, carbon tax and royalties payable		602	329	679
Net tax, carbon tax and royalties receivable		178	(521)	(230)

Reconciliation of the net tax, carbon tax and royalties receivable balance:
Balance at beginning of the year		(521)	(230)	(619)
Royalties, carbon tax and current tax		3,563	1,963	4,230
Royalties, carbon tax and tax paid		(2,864)	(2,236)	(4,131)
Royalties and carbon tax paid		(1,320)	(784)	(922)
Royalties and carbon tax refunded		431	—	—
Tax paid		(2,464)	(1,452)	(3,209)
Tax refunded		489	—	—
Tax payable on acquisition of subsidiaries	16.1	38	—	285
Other		(61)	—	10
Foreign currency translation		23	(18)	(5)
Balance at end of the year		178	(521)	(230)